NET REVENUES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Business taxes and surcharges	¥ (7,070)		¥ (4,252)	¥ (11,205)
Total net revenues	2,386,520	$ 374,497	1,897,883	2,051,354
Total net revenues	2,378,635		1,884,875	2,004,165
Services transferred at a point in time
Disaggregation of Revenue [Line Items]
Net revenues	104,607		102,897	138,128
Services transferred over time
Disaggregation of Revenue [Line Items]
Net revenues	2,274,028		1,781,978	1,866,037
Tuition fee
Disaggregation of Revenue [Line Items]
Net revenues	2,281,098		1,786,230	1,877,242
Certification service fee
Disaggregation of Revenue [Line Items]
Net revenues	60,892		41,961	75,403
Loan referral service fee
Disaggregation of Revenue [Line Items]
Net revenues	6,332		7,801	19,939
Others.
Disaggregation of Revenue [Line Items]
Net revenues	37,383		53,135	42,786
Guarantee service
Disaggregation of Revenue [Line Items]
Total net revenues	¥ 7,885		¥ 13,008	¥ 47,189